Related Party Transactions (Details Narrative)									3 Months Ended	12 Months Ended
	Jun. 20, 2023 USD ($) $ / shares shares	Jun. 07, 2023 USD ($) $ / shares shares	Jun. 06, 2023 shares	May 04, 2023 $ / shares shares	May 03, 2023 USD ($) $ / shares shares	Jan. 30, 2023 shares	Nov. 08, 2021 USD ($)	Apr. 22, 2021 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Oct. 02, 2023 USD ($)	Jun. 28, 2023 $ / shares	Oct. 01, 2021 shares	Aug. 31, 2021 shares
Related Party Transaction [Line Items]
Conversion ratio						1
Number of shares issued | shares									164,614,418
Borrowings amount											$ 0
Working capital									$ 1,651,000			$ 17,000
Impairment of due from related party										$ 250,000
Ordinary shares, par value (in dollar per share) | $ / shares									$ 0.0001	$ 0.0001
Proceeds from Other Equity	$ 229,167				$ 46,139
Other Notes Payable, Current										$ 1,631,725
[custom:ConvertibleNotesPayableDiscounts-0]										275,306
Non cash interest expenses										256,031
Debt Instrument, Unamortized Discount										19,274
First Polar Fund Convertible Note [Member]
Related Party Transaction [Line Items]
Aggregate purchase price					$ 66,440
Number of shares issued | shares					151,000
Proceeds from Other Equity	520,833				$ 104,861
Share Price | $ / shares					$ 0.44
Second Polar Fund Convertible Note [Member]
Related Party Transaction [Line Items]
Aggregate purchase price	$ 330,000
Number of shares issued | shares	750,000
Share Price | $ / shares	$ 0.44
Investor [Member]
Related Party Transaction [Line Items]
Remaining borrowing capacity amount	$ 750,000
Investor [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	1,500,000
Debt instrument, fee amount										1,651,000
Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					151,000
Initial capital contribution					$ 151,000
Second Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Initial capital contribution	$ 750,000									$ 750,000
De S P A C [Member] | Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Initial capital contribution | $ / shares					$ 10.00
De S P A C [Member] | Second Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Initial capital contribution | $ / shares					$ 10.00
Common Class B [Member]
Related Party Transaction [Line Items]
Shares cancelled | shares						11,983,333
Ordinary shares, par value (in dollar per share) | $ / shares										$ 0.0001	$ 0.0001
Common Class A [Member]
Related Party Transaction [Line Items]
Shares issued upon conversion | shares						11,983,333
Ordinary shares, par value (in dollar per share) | $ / shares										$ 0.0001	$ 0.0001		$ 0.0001
Common Class A [Member] | Subscription Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					151,000
Ordinary shares, par value (in dollar per share) | $ / shares					$ 0.0001
Sponsor [Member]
Related Party Transaction [Line Items]
Loan from affiliate										$ 577,500
SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares		7,988,889
SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member] | Public Warrants Transferred Two [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares		440,000
SSVK Associates, LLC [Member] | Purchase Agreement [Member] | Sponsor [Member] | Public Warrants Transferred Three [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares		20,000
SSVK Associates, LLC [Member] | Private Placement [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares				1,000,000
SSVK Associates, LLC [Member] | Common Class A [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			1,000,000	7,988,889
Aggregate purchase price | $ / shares				$ 1.00
Class of warrants | shares		500,000
Proceeds		$ 3,515,111
SSVK Associates, LLC [Member] | Non Redeemable Ordinary [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares		7,988,889
SSVK Associates, LLC [Member] | Public Warrants Transferred One [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Exercise price | $ / shares		$ 0.44
SSVK Associates, LLC [Member] | Public Warrants Transferred Two [Member] | Purchase Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Exercise price | $ / shares		$ 0.04
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock dividend ratio														0.0195	0.3628
Aggregate number of shares owned | shares															11,754,150
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Aggregate purchase price								$ 25,000
Share dividend | shares								8,625,000
Aggregate number of shares owned | shares														11,983,333
Restrictions on transfer period of time after business combination completion										1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares										$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination										20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination										30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences										150 days
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture | shares										1,530,000				1,530,000
Promissory Note with Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note								$ 300,000
Amount of notes payable repaid							$ 121,158
Related Party Loans [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant										$ 1,500,000
Related Party Loans [Member] | Working capital loans warrant [Member]
Related Party Transaction [Line Items]
Price of warrant | $ / shares										$ 10.00
Related Party [Member]
Related Party Transaction [Line Items]
Working capital loan										$ 0	$ 0
Administrative Support Services [Member]
Related Party Transaction [Line Items]
Expenses per month										10,000
Amount accrued										$ 230,000	$ 120,000